REPURCHASE AGREEMENTS – NON-TRADING (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Repurchase Agreements [Abstract]
Repurchase Agreements - Non Trading

	30 June 2026	31 December 2025
	£m	£m
Agreements with banks	2,250	3,557
Agreements with customers	4,144	5,472
0	6,394	9,029